SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 21,882
Year one	29,831	$ 28,962
Year two	30,726	29,831
Year three	7,738	30,726
Year four		7,738
Total lease payments	90,177	97,257
Less: Imputed interest	(7,935)	(9,226)
Present value of lease liabilities	82,242	88,031	$ 135,182
Total lease payments	$ 90,177	$ 97,257